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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-03564

                          Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2008 through September 30, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------










Pioneer Mid Cap
Growth Fund*
--------------------------------------------------------------------------------
Annual Report | September 30, 2009
--------------------------------------------------------------------------------





Ticker Symbols:
Class A   PITHX
Class B   PBMDX
Class C   PCMCX
Class Y   PMCYX

* The reorganization of Pioneer Mid Cap Growth Fund into Pioneer Select Mid Cap Growth Fund has been approved by each fund's board of trustees. The proposed reorganization, which is subject to shareholder approval, is expected to qualify as a tax-free reorganization, which generally means that the reorganization will result in no income, gain or loss being recognized for federal income tax purposes by either fund or its shareholders as a direct result of the reorganization. The reorganization will be submitted for approval by shareholders of Pioneer Mid Cap Growth Fund at a meeting scheduled to be held on January 20, 2010. If approved by the shareholders of Pioneer Mid Cap Growth Fund, the reorganization is expected to close as soon as possible thereafter. There can be no assurance that the reorganization will be approved or, if approved, completed.

[Logo]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              14

Schedule of Investments                                                      16

Financial Statements                                                         26

Notes to Financial Statements                                                34

Report of Independent Registered Public Accounting Firm                      41

Trustees, Officers and Service Providers                                     42



                      Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover this year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high. Consumer demand and loan growth are weak. And housing has not yet returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover this year as the Dow Jones Industrial Average climbed back towards the 10,000 level. Many bond investors have similarly seen a strong rebound, with a broad-based recovery across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes through the first eight months of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at


2    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09
www.pioneerinvestments.com. We greatly appreciate you putting your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                      Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    3

Portfolio Management Discussion | 9/30/09

After several quarters of being pummeled by unrelenting bad news, stocks hit bottom in early March 2009, then marched steeply upward for the balance of Pioneer Mid Cap Growth Fund's fiscal year. Investors raced out of safer havens and back into stocks amid signs that the credit crisis was being contained. In the following discussion, portfolio manager Ken Winston describes the events that shaped Pioneer Mid Cap Growth Fund's performance over the 12 months ended September 30, 2009.

Q Can you describe market conditions over the 12 months ended September 30, 2009?

A It was a tale of two markets: two quarters of steep declines followed by two quarters of vigorous recovery. The rebound was triggered by the stabilization of the financial system and by indications that the recession would soon end, without inflicting even greater damage. The brighter scenario encouraged investors to reverse course quickly. An increased acceptance of the risk factors that accompany the quest for greater returns swept aside the extraordinary levels of caution that had prevailed among investors since the crisis began in late 2008. The Fund gained a performance edge over its benchmark, the Russell Mid Cap Growth Index (the Russell Index), during the difficult first half of the period, and then kept pace with the Russell Index during the upturn.

Q How did the Fund perform in this environment over the 12 months ended September 30, 2009?

A Pioneer Mid Cap Growth Fund's Class A shares had a total return of 3.12% at net asset value over the 12 months ended September 30, 2009, while the Fund's benchmark, the Russell Index, returned -0.40% for the same period. In addition, the average return of the 485 funds in Lipper's Mid Cap Growth category for the same 12-month period was -2.74%.

Q Which sectors or stocks had the greatest effect on the Fund's performance during the 12 months ended September 30, 2009, for better or worse?

A Sector allocation played almost no part in the Fund's outperformance of its benchmark during the period. While the Fund benefited from an overweight position in the strong Information Technology sector, that advantage was offset by its underweight stance in Consumer Discretionary, another area of market strength. All of the Fund's outperformance of the Russell Index during the 12 months ended September 30, 2009, was the result of successful stock selection, with solid gains among Information Technology


4 Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09 and Consumer Discretionary issues overcoming declines among the Fund's holdings in Health Care.

     Riverbed Technologies, a leading provider of solutions to wide-area computing networks, was the biggest contributor to the Fund's performance during the fiscal year. Riverbed brought this growing market to prominence and continues to increase market share, despite cutbacks in technology spending. Marvell Technology also prospered in the difficult technology market. Marvell, which outsources fabrication of its semiconductors, designs complex chips for data storage and network devices manufactured by other firms. Marvell's earnings have increased thanks to new clients and improved gross margins. The Fund continues to hold both Riverbed and Marvell.

     Shares of McDermott International, a worldwide engineering and construction firm, also contributed to Fund performance. McDermott offers a variety of products and services to the energy and power industries, as well as to the government. The company's shares had been battered because investors feared that lack of financing would force the company's clients to delay or cancel large projects, but our opportunistic purchase during a period of depressed prices was rewarded when easing credit conditions allowed projects to move forward. McDermott's earnings held up better than expected, and the shares made a strong recovery.

     Gymboree, a retailer and manufacturer of children's clothing, led the Fund's results in the Consumer Discretionary sector. A manufacturing problem involving lead paint on buttons used in some of the company's clothing lines forced the destruction of substantial inventory; sales fell, and the company warned of disappointing earnings. We viewed the lead paint issue as a short-term problem and made an initial investment for the Fund in March 2009, when Gymboree's shares declined on the bad news. By June 2009 sales had recovered, the stock rebounded, and we decided to take profits.

     In Health Care, Charles River Labs, which provides animals for research and conducts drug development studies for the pharmaceutical and biotech industries, was a major disappointment for the Fund. The credit crisis squeezed capital among the company's smaller clients, reducing research activity and cutting into Charles River's earnings. The area remains under pressure, and we opted to take losses in this Fund position.

     Shares of Coventry Health Care, a managed care company, fell when concern arose over the uncertain impact of possible new health care legislation being debated in Washington. Market expectations for future earnings remain murky, and so we sold this Fund holding at a loss.


                      Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    5

     Low energy prices pressured shares of contract driller Helmerich and Payne. Helmerich, which operates chiefly in the United States, makes what are considered to be some of the most efficient and safest drilling rigs, using advanced technology. The declining price of natural gas cut into drilling activity by exploration and production companies, causing Helmerich to cut rates and idle rigs. Stiff competition in the form of coal and liquefied natural gas from overseas also weighed on gas prices. Although a modest increase in demand would probably firm up gas prices, the timing of such an event remains unclear, and so we decided to eliminate that Fund holding as well.

Q    What is your outlook for the upcoming quarters?

A Much has changed over the 12 months ended September 30, 2009, and the ability of the market to snap back from its low points has been surprising. Government stimulus programs appear to be taking hold, and many of the ailing financial institutions have repaid government bailout funds, with interest. Corporate America has made itself leaner through cost cuts and layoffs, and we believe increased demand could produce bottom-line growth fairly quickly.

     We believe that the deepest recession in decades has ended. Economists are growing more optimistic about economic growth for 2010, but unemployment could continue to increase and the soaring Federal budget deficit is an important negative. Consumers also carry a high debt load, which may constrain spending. Although the tone of the housing market is improving, foreclosures and slumping home values may prevent housing from recovering significantly in the near term.

     Stocks have advanced a long way and no longer present the outstanding bargains that we were seeing back in March 2009, but neither are they particularly expensive. The biggest market movers this year were speculative, often debt-ridden companies that barely survived the credit crisis. Companies of that caliber do not fit our investment mandate for the Fund. But we may now be at the point where the market focus shifts to higher-quality enterprises, like those we favor: companies that deliver quality products and services, with the ability to gain market share while improving margins. That kind of market has historically rewarded careful, value-focused stock selection, which is the centerpiece of our investment process.


Please refer to the Schedule of Investments on pages 16-25 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. Investing in mid-sized companies may offer the potential for


6    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09
higher returns, but is also subject to greater short-term price fluctuations than larger, more-established companies.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                      Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    7

Portfolio Summary | 9/30/09

Portfolio Diversification

--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented by a pie chart in the printed material.]

U.S. Common Stocks                                                         81.6%
Temporary Cash Investments                                                 15.6%
Depositary Receipts for International Stocks                                2.8%

Sector Distribution

--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented by a pie chart in the printed material.]

Information Technology                                                     27.5%
Consumer Discretionary                                                     16.0%
Health Care                                                                11.2%
Industrials                                                                15.5%
Financials                                                                  9.2%
Energy                                                                      7.4%
Materials                                                                   6.6%
Consumer Staples                                                            4.1%
Utilities                                                                   2.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    ON Semiconductor Corp.                                              2.06%
 2.    Guess?, Inc.                                                        1.66
 3.    FMC Corp.                                                           1.60
 4.    MasterCard, Inc.                                                    1.58
 5.    Jarden Corp.                                                        1.57
 6.    Nuance Communications, Inc.                                         1.56
 7.    Cognizant Tech Solutions Corp.                                      1.50
 8.    Marvell Technology Group, Ltd.                                      1.46
 9.    LKQ Corp.                                                           1.41
10.    IHS, Inc.                                                           1.32

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

Prices and Distributions | 9/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class            9/30/09           9/30/08
       A              $ 11.90           $ 11.54
-----------------------------------------------
       B              $  9.45           $  9.33
-----------------------------------------------
       C              $  9.94           $  9.77
-----------------------------------------------
       Y              $ 12.15           $ 11.72
-----------------------------------------------

Distributions per Share: 10/1/08-9/30/09
--------------------------------------------------------------------------------

                  Net
              Investment       Short-Term        Long-Term
    Class       Income       Capital Gains     Capital Gains
      A          $ --            $ --              $ --
------------------------------------------------------------
      B          $ --            $ --              $ --
------------------------------------------------------------
      C          $ --            $ --              $ --
------------------------------------------------------------
      Y          $ --            $ --              $ --
------------------------------------------------------------



                      Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    9

Performance Update | 9/30/09                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund at public offering price, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of September 30, 2009)
--------------------------------------------------------------------------
                                            Net Asset     Public Offering
Period                                      Value (NAV)   Price (POP)
--------------------------------------------------------------------------
10 Years                                      0.67%           0.07%
5 Years                                       0.24           -0.95
1 Year                                        3.12           -2.78
--------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2009, as
revised June 1, 2009)
--------------------------------------------------------------------------
                                            Gross         Net
--------------------------------------------------------------------------
                                            1.25%         1.25%
--------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                Pioneer
                Mid Cap        Russell Midcap
              Growth Fund       Growth Fund
9/99             9,425            10,000
                14,133            16,037
9/01             8,443             7,735
                 7,018             6,536
9/03             9,222             9,078
                 9,956            10,320
9/05            11,156            12,742
                11,606            13,638
9/07            13,989            16,533
                 9,770            12,458
9/09            10,075            12,407

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

Performance Update | 9/30/09                           Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.


Average Annual Total Returns
(As of September 30, 2009)
--------------------------------------------------------------------------
                                                If          If
Period                                          Held        Redeemed
--------------------------------------------------------------------------
10 Years                                        -0.65%      -0.65%
5 Years                                         -1.13       -1.13
1 Year                                           1.29       -2.71
--------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2009, as
revised June 1, 2009)
--------------------------------------------------------------------------
                                                Gross       Net
--------------------------------------------------------------------------
                                                2.97%       2.97%
--------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                Pioneer
                Mid Cap        Russell Midcap
              Growth Fund       Growth Fund
9/99            10,000            10,000
                14,851            16,037
9/01             8,750             7,735
                 7,162             6,536
9/03             9,296             9,078
                 9,916            10,320
9/05            10,967            12,742
                11,258            13,638
9/07            13,405            16,533
                 9,249            12,458
9/09             9,368            12,407

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                     Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    11

Performance Update | 9/30/09                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.


Average Annual Total Returns
(As of September 30, 2009)
--------------------------------------------------------------------------
                                                If          If
Period                                          Held        Redeemed
--------------------------------------------------------------------------
10 Years                                        -0.56%      -0.56%
5 Years                                         -0.92       -0.92
1 Year                                           1.74        1.74
--------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2009, as
revised June 1, 2009)
--------------------------------------------------------------------------
                                                Gross       Net
--------------------------------------------------------------------------
                                                2.63%       2.63%
--------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                 Pioneer
                 Mid Cap        Russell Midcap
               Growth Fund       Growth Fund
9/99             10,000            10,000
                 14,861            16,037
9/01              8,758             7,735
                  7,160             6,536
9/03              9,269             9,078
                  9,901            10,320
9/05             10,963            12,742
                 11,278            13,638
9/07             13,450            16,533
                  9,292            12,458
9/09              9,453            12,407

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


12    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

Performance Update | 9/30/09                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.


Average Annual Total Returns
(As of September 30, 2009)
--------------------------------------------------------------------------
                                                If          If
Period                                          Held        Redeemed
--------------------------------------------------------------------------
10 Years                                        0.87%       0.87%
5 Years                                         0.63        0.63
1 Year                                          3.67        3.67
--------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2009, as
revised June 1, 2009)
--------------------------------------------------------------------------
                                                Gross       Net
--------------------------------------------------------------------------
                                                0.69%      0.69%
--------------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                Pioneer
                Mid Cap        Russell Midcap
              Growth Fund       Growth Fund
9/99            10,000           10,000
                14,993           16,037
9/01             8,957            7,735
                 7,445            6,536
9/03             9,783            9,078
                10,562           10,320
9/05            11,858           12,742
                12,391           13,638
9/07            14,994           16,533
                10,514           12,458
9/09            10,900           12,407

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees, applicable to Class A shares. Since the fees for Class A shares are generally higher than those of Class Y shares, the performances for Class Y Shares prior to their inception February 1, 2005 would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                     Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund

Based on actual returns from April 1, 2009 through September 30, 2009.


Share Class                  A                B                C                Y
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 4/1/09
-------------------------------------------------------------------------------------
Ending Account          $ 1,406.63       $ 1,395.95       $ 1,398.10       $ 1,409.52
Value on 9/30/09
-------------------------------------------------------------------------------------
Expenses Paid           $     7.54       $    17.84       $    15.63       $     4.23
During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.97%, 2.60%, and 0.70% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


14    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from April 1, 2009 through September 30, 2009.


Share Class                  A                B                C                Y
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 4/1/09
-------------------------------------------------------------------------------------
Ending Account          $ 1,018.80       $ 1,010.18       $ 1,012.03       $ 1,021.56
Value on 9/30/09
-------------------------------------------------------------------------------------
Expenses Paid           $     6.33       $    14.97       $    13.11       $     3.55
During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.97%, 2.60%, and 0.70% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


                     Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    15

Schedule of Investments | 9/30/09


Shares                                                            Value
               COMMON STOCKS -- 99.7%
               ENERGY -- 7.4%
               Coal & Consumable Fuels -- 2.1%
    47,300     Alpha Natural Resources, Inc.*(b)                  $  1,660,230
    47,000     Consol Energy, Inc.                                   2,120,170
    21,000     Peabody Energy Corp.                                    781,620
    31,900     Walter Energy, Inc.                                   1,915,914
                                                                  ------------
                                                                  $  6,477,934
------------------------------------------------------------------------------
               Oil & Gas Drilling -- 0.5%
    34,300     ENSCO International, Inc.                          $  1,459,122
------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 1.6%
   149,200     Exterran Holdings, Inc.*(b)                        $  3,542,008
    70,800     Weatherford International, Inc.*                      1,467,684
                                                                  ------------
                                                                  $  5,009,692
------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 3.2%
    37,000     Newfield Exploration Co.*                          $  1,574,720
    44,000     Noble Affiliates, Inc.                                2,902,240
    30,000     Range Resources Corp.                                 1,480,800
   170,100     Sandridge Energy, Inc.*                               2,204,496
    36,700     Southwestern Energy Co.*                              1,566,356
                                                                  ------------
                                                                  $  9,728,612
                                                                  ------------
               Total Energy                                       $ 22,675,360
------------------------------------------------------------------------------
               MATERIALS -- 6.6%
               Diversified Chemical -- 2.3%
    86,900     FMC Corp.                                          $  4,888,125
   200,000     Solutia, Inc.*                                        2,316,000
                                                                  ------------
                                                                  $  7,204,125
------------------------------------------------------------------------------
               Diversified Metals & Mining -- 0.6%
    24,779     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $  1,700,087
------------------------------------------------------------------------------
               Gold -- 0.5%
   135,000     Yamana Gold, Inc.                                  $  1,445,850
------------------------------------------------------------------------------
               Industrial Gases -- 0.9%
    60,000     Airgas, Inc.                                       $  2,902,200
------------------------------------------------------------------------------
               Metal & Glass Containers -- 0.5%
    57,900     Crown Holdings, Inc.*                              $  1,574,880
------------------------------------------------------------------------------
               Steel -- 1.8%
    65,000     Cliffs Natural Resources, Inc.*(b)                 $  2,103,400
   216,000     Steel Dynamics, Inc.                                  3,313,440
                                                                  ------------
                                                                  $  5,416,840
                                                                  ------------
               Total Materials                                    $ 20,243,982
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

Shares                                                                 Value
               CAPITAL GOODS -- 9.3%
               Aerospace & Defense -- 2.9%
   120,000     Be Aerospace, Inc.*                                     $  2,416,800
   111,300     Hexcel Corp.*                                              1,273,272
    38,300     ITT Corp.                                                  1,997,345
    30,000     Precision Castparts Corp.                                  3,056,100
                                                                       ------------
                                                                       $  8,743,517
-----------------------------------------------------------------------------------
               Construction & Engineering -- 0.7%
    90,900     KBR, Inc.                                               $  2,117,061
-----------------------------------------------------------------------------------
               Construction & Farm Machinery & Heavy Trucks -- 0.6%
    40,000     Joy Global, Inc.*                                       $  1,957,600
-----------------------------------------------------------------------------------
               Electrical Component & Equipment -- 0.6%
    50,500     Cooper Industries Plc*                                  $  1,897,285
-----------------------------------------------------------------------------------
               Industrial Conglomerates -- 1.1%
   134,600     McDermott International, Inc.*                          $  3,401,342
-----------------------------------------------------------------------------------
               Industrial Machinery -- 2.9%
    55,000     Crane Co.                                               $  1,419,550
     9,700     Flowserve Corp.                                              955,838
   128,962     Kennametal, Inc.                                           3,173,755
    57,073     SPX Corp.                                                  3,496,863
                                                                       ------------
                                                                       $  9,046,006
-----------------------------------------------------------------------------------
               Trading Companies & Distributors -- 0.5%
    15,900     W.W. Grainger, Inc. (b)                                 $  1,420,824
                                                                       ------------
               Total Capital Goods                                     $ 28,583,635
-----------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 5.1%
               Diversified Support Services -- 0.6%
    62,300     Copart, Inc.*(b)                                        $  2,068,983
-----------------------------------------------------------------------------------
               Environmental & Facilities Services -- 0.6%
    36,700     Stericycle, Inc.*(b)                                    $  1,778,115
-----------------------------------------------------------------------------------
               Research & Consulting Services -- 2.8%
    78,600     CoStar Group, Inc.*(b)                                  $  3,239,892
    79,000     IHS, Inc.*(b)                                              4,039,270
    17,000     The Dun & Bradstreet Corp.                                 1,280,440
                                                                       ------------
                                                                       $  8,559,602
-----------------------------------------------------------------------------------
               Security & Alarm Services -- 1.1%
   147,100     Corrections Corp. of America*(b)                        $  3,331,815
                                                                       ------------
               Total Commercial Services & Supplies                    $ 15,738,515
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    17

Shares                                                        Value
               TRANSPORTATION -- 1.0%
               Airlines -- 1.0%
    23,000     Copa Holdings SA*                              $  1,023,270
   237,000     Delta Air Lines, Inc.*(b)                         2,123,520
                                                              ------------
                                                              $  3,146,790
                                                              ------------
               Total Transportation                           $  3,146,790
--------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 3.2%
               Apparel, Accessories & Luxury Goods -- 1.6%
   111,500     Fuqi International, Inc.*(b)                   $  3,264,720
    40,000     The Warnaco Group, Inc.*                          1,754,400
                                                              ------------
                                                              $  5,019,120
--------------------------------------------------------------------------
               Housewares & Specialties -- 1.6%
   171,600     Jarden Corp. (b)                               $  4,816,812
                                                              ------------
               Total Consumer Durables & Apparel              $  9,835,932
--------------------------------------------------------------------------
               CONSUMER SERVICES -- 4.4%
               Casinos & Gaming -- 1.3%
   140,000     Melco PBL Entertainment (A.D.R.)*(b)           $    974,400
    71,200     WMS Industries, Inc.*(b)                          3,172,672
                                                              ------------
                                                              $  4,147,072
--------------------------------------------------------------------------
               Education Services -- 0.5%
    25,100     DeVry, Inc.                                    $  1,388,532
--------------------------------------------------------------------------
               Hotels, Resorts & Cruise Lines -- 0.6%
   105,500     Wyndham Worldwide Corp.                        $  1,721,760
--------------------------------------------------------------------------
               Restaurants -- 2.0%
    74,000     Burger King Holdings, Inc.                     $  1,301,660
    32,500     Cracker Barrell Old Country Store, Inc.           1,118,000
    55,900     Darden Restaurants, Inc. (b)                      1,907,867
    55,000     Yum! Brands, Inc.                                 1,856,800
                                                              ------------
                                                              $  6,184,327
                                                              ------------
               Total Consumer Services                        $ 13,441,691
--------------------------------------------------------------------------
               MEDIA -- 1.6%
               Cable & Satellite -- 1.3%
   128,500     Liberty Entertainment*                         $  3,997,635
--------------------------------------------------------------------------
               Publishing -- 0.3%
    30,500     John Wiley & Sons, Inc.                        $  1,060,790
                                                              ------------
               Total Media                                    $  5,058,425
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

Shares                                                            Value
               RETAILING -- 6.7%
               Apparel Retail -- 4.1%
   137,000     Guess?, Inc. (b)                                   $  5,074,480
    11,180     Gymboree Corp.*(b)                                      540,888
    41,500     Ross Stores, Inc. (b)                                 1,982,455
    40,000     TJX Companies, Inc.                                   1,486,000
   113,000     Urban Outfitters, Inc.*                               3,409,210
                                                                  ------------
                                                                  $ 12,493,033
------------------------------------------------------------------------------
               Automotive Retail -- 0.8%
    60,900     Advance Auto Parts, Inc.                           $  2,392,152
------------------------------------------------------------------------------
               Distributors -- 1.4%
   233,700     LKQ Corp.*                                         $  4,332,798
------------------------------------------------------------------------------
               Specialty Stores -- 0.4%
    60,000     Staples, Inc.                                      $  1,393,200
                                                                  ------------
               Total Retailing                                    $ 20,611,183
------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 4.1%
               Agricultural Products -- 0.3%
    12,600     Bunge, Ltd.                                        $    788,886
------------------------------------------------------------------------------
               Distillers & Vintners -- 0.8%
   158,200     Constellation Brands, Inc.*                        $  2,396,730
------------------------------------------------------------------------------
               Packaged Foods & Meats -- 1.8%
   113,821     American Italian Pasta Co.*(b)                     $  3,093,655
    48,800     The J.M. Smucker Co.                                  2,586,888
                                                                  ------------
                                                                  $  5,680,543
------------------------------------------------------------------------------
               Soft Drinks -- 1.2%
    97,600     Fomento Economico Mexicano SA de C.V. (A.D.R.)     $  3,713,680
                                                                  ------------
               Total Food, Beverage & Tobacco                     $ 12,579,839
------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 7.8%
               Health Care Distributors -- 0.5%
    26,000     Henry Schein, Inc.*                                $  1,427,660
------------------------------------------------------------------------------
               Health Care Equipment -- 2.3%
   199,600     Hologic, Inc.*(b)                                  $  3,261,464
     9,800     Surgical Intuitive, Inc.*                             2,570,050
    44,400     Thoratec Corp.*(b)                                    1,343,988
                                                                  ------------
                                                                  $  7,175,502
------------------------------------------------------------------------------
               Health Care Facilities -- 1.1%
   129,100     Psychiatric Solution, Inc.*(b)                     $  3,454,716
------------------------------------------------------------------------------
               Health Care Services -- 1.6%
    43,200     Express Scripts, Inc.*                             $  3,351,456
    26,500     Mednax, Inc.*                                         1,455,380
                                                                  ------------
                                                                  $  4,806,836
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    19

Shares                                                     Value
               Health Care Supplies -- 0.7%
    55,600     Inverness Medical Innovations, Inc.*(b)     $  2,153,388
-----------------------------------------------------------------------
               Health Care Technology -- 1.6%
    43,000     AthenaHealth, Inc.*(b)                      $  1,649,910
   147,000     MedAssets, Inc.*                               3,317,790
                                                           ------------
                                                           $  4,967,700
                                                           ------------
               Total Health Care Equipment & Services      $ 23,985,802
-----------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 3.4%
               Biotechnology -- 1.5%
    36,800     Alexion Pharmaceuticals, Inc.*(b)           $  1,639,072
    78,600     Vertex Pharmaceuticals, Inc.*(b)               2,978,940
                                                           ------------
                                                           $  4,618,012
-----------------------------------------------------------------------
               Pharmaceuticals -- 1.9%
    55,600     Allergan, Inc.                              $  3,155,856
   236,100     Cardiome Pharma Corp.*(b)                      1,022,313
   101,000     Mylan, Inc.*(b)                                1,617,010
                                                           ------------
                                                           $  5,795,179
                                                           ------------
               Total Pharmaceuticals & Biotechnology       $ 10,413,191
-----------------------------------------------------------------------
               BANKS -- 1.0%
               Regional Banks -- 1.0%
    38,765     Home Bancshares, Inc.*                      $    849,729
   330,400     KeyCorp                                        2,147,600
                                                           ------------
                                                           $  2,997,329
                                                           ------------
               Total Banks                                 $  2,997,329
-----------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 4.2%
               Asset Management & Custody Banks -- 3.0%
   170,300     Invesco, Ltd.                               $  3,876,028
    45,000     Northern Trust Corp.                           2,617,200
    52,961     State Street Corp.                             2,785,749
                                                           ------------
                                                           $  9,278,977
-----------------------------------------------------------------------
               Investment Banking & Brokerage -- 0.7%
    54,000     Lazard, Ltd.                                $  2,230,740
-----------------------------------------------------------------------
               Specialized Finance -- 0.5%
    14,600     IntercontinentalExchange, Inc.*             $  1,418,974
                                                           ------------
               Total Diversified Financials                $ 12,928,691
-----------------------------------------------------------------------
               INSURANCE -- 3.2%
               Life & Health Insurance -- 1.6%
    80,000     Lincoln National Corp.                      $  2,072,800
   130,000     Unum Group                                     2,787,200
                                                           ------------
                                                           $  4,860,000
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

Shares                                                              Value
               Property & Casualty Insurance -- 1.1%
   107,889     Axis Capital Holdings, Ltd.                          $  3,256,090
--------------------------------------------------------------------------------
               Reinsurance -- 0.5%
    28,900     Renaissancere Holdings, Ltd.                         $  1,582,564
                                                                    ------------
               Total Insurance                                      $  9,698,654
--------------------------------------------------------------------------------
               REAL ESTATE -- 0.9%
               Diversified Real Estate Investment Trusts -- 0.3%
    15,400     Vornado Realty Trust (b)                             $    991,914
--------------------------------------------------------------------------------
               Real Estate Services -- 0.6%
    35,000     Jones Lang LaSalle, Inc.*(b)                         $  1,657,950
                                                                    ------------
               Total Real Estate                                    $  2,649,864
--------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 17.8%
               Application Software -- 6.5%
    82,300     Ansys, Inc.*(b)                                      $  3,083,781
    40,300     Citrix Systems, Inc.*                                   1,580,969
    92,000     Concur Technologies, Inc.*(b)                           3,657,920
    80,000     Informatica Corp.*                                      1,806,400
    94,300     Longtop Financial Technologies, Ltd. (A.D.R.)*          2,683,778
   320,100     Nuance Communications, Inc.*(b)                         4,788,696
   244,100     TIBCO Software, Inc.*                                   2,316,509
                                                                    ------------
                                                                    $ 19,918,053
--------------------------------------------------------------------------------
               Data Processing & Outsourced Services -- 2.8%
    28,800     Alliance Data Systems Corp.*(b)                      $  1,759,104
   122,600     Cybersource Corp.*                                      2,043,742
    24,000     MasterCard, Inc. (b)                                    4,851,600
                                                                    ------------
                                                                    $  8,654,446
--------------------------------------------------------------------------------
               Internet Software & Services -- 3.7%
    38,814     Akamai Technologies, Inc.*                           $    763,860
     6,800     Google, Inc.*(b)                                        3,371,780
    60,800     Netease.com (A.D.R.)*(b)                                2,777,344
    70,101     Omniture, Inc.*                                         1,502,965
    57,600     VistaPrint N.V.*                                        2,923,200
                                                                    ------------
                                                                    $ 11,339,149
--------------------------------------------------------------------------------
               IT Consulting & Other Services -- 2.3%
    98,400     Amdocs, Ltd.*                                        $  2,644,992
   119,100     Cognizant Tech Solutions Corp.*                         4,604,406
                                                                    ------------
                                                                    $  7,249,398
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    21

Shares                                                                Value
               Systems Software -- 2.5%
    73,900     BMC Software, Inc.*                                    $  2,773,467
    69,800     McAfee, Inc.*                                             3,056,542
    47,000     Sybase, Inc.*(b)                                          1,828,300
                                                                      ------------
                                                                      $  7,658,309
                                                                      ------------
               Total Software & Services                              $ 54,819,355
----------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 3.2%
               Communications Equipment -- 2.5%
    97,500     Adtran, Inc.                                           $  2,393,625
   250,000     Brocade Communications Systems, Inc.*                     1,965,000
   170,625     Finisar Corp.*                                            1,651,650
    69,010     Riverbed Technology, Inc.*                                1,515,460
                                                                      ------------
                                                                      $  7,525,735
----------------------------------------------------------------------------------
               Computer Hardware -- 0.7%
    11,900     Apple, Inc.*                                           $  2,205,903
                                                                      ------------
               Total Technology Hardware & Equipment                  $  9,731,638
----------------------------------------------------------------------------------
               SEMICONDUCTORS -- 6.3%
               Semiconductor Equipment -- 0.9%
   100,000     Tessera Technologies, Inc.*                            $  2,789,000
----------------------------------------------------------------------------------
               Semiconductors -- 5.4%
   113,000     Analog Devices, Inc.                                   $  3,116,540
    61,900     Atheros Communications, Inc.*(b)                          1,642,207
    32,468     Cree, Inc.*                                               1,193,199
   275,300     Marvell Technology Group, Ltd.*                           4,457,106
   764,100     ON Semiconductor Corp.*(b)                                6,303,825
                                                                      ------------
                                                                      $ 16,712,877
                                                                      ------------
               Total Semiconductors                                   $ 19,501,877
----------------------------------------------------------------------------------
               UTILITIES -- 2.5%
               Gas Utilities -- 1.0%
    45,000     EQT Corp.                                              $  1,917,000
    35,000     Questar Corp.                                             1,314,600
                                                                      ------------
                                                                      $  3,231,600
----------------------------------------------------------------------------------
               Independent Power Producer & Energy Traders -- 1.5%
   174,500     AES Corp.*                                             $  2,586,090
    66,700     NRG Energy, Inc.*(b)                                      1,880,273
                                                                      ------------
                                                                      $  4,466,363
                                                                      ------------
               Total Utilities                                        $  7,697,963
----------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $255,189,245)                                    $306,339,716
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

Principal
Amount                                                         Value
                 TEMPORARY CASH INVESTMENTS -- 18.5%
                 SECURITIES LENDING COLLATERAL -- 18.5% (c)
                 Certificates of Deposit:
$ 2,745,335      Bank of Nova Scotia 0.25%, 11/17/09           $  2,745,335
  2,897,850      BNP Paribas NY, 0.3%, 11/17/09                   2,897,850
  1,830,221      Rabobank Nederland NY, 0.24%, 12/11/09           1,830,221
  1,830,221      Societe Generale, 0.27%, 12/4/09                 1,830,221
  1,830,221      Toronto Dominion, 0.23%, 12/16/09                1,830,221
                                                               ------------
                                                               $ 11,133,848
---------------------------------------------------------------------------
                 Commercial Paper:
  3,049,238      BBVA London, 0.29%, 11/6/09                   $  3,049,238
  1,829,000      CBA Financial, 0.27%, 12/29/09                   1,829,000
  1,829,077      HND AF, 0.30%, 12/15/09                          1,829,077
  1,524,554      HSBC, 0.24%, 12/2/09                             1,524,554
    304,909      HSBC, 0.24%, 12/3/09                               304,909
  2,743,850      NABPP, 0.29%, 12/7/09                            2,743,850
  3,050,369      Cafco, 0.40%, 10/1/09                            3,050,369
  2,287,700      Char FD, 0.30%, 10/5/09                          2,287,700
    762,444      Char FD, 0.28%, 10/26/09                           762,444
    914,666      Ciesco, 0.33%, 11/23/09                            914,666
    914,685      Ciesco, 0.25%, 12/7/09                             914,685
  1,403,029      Fasco, 0.20%, 10/19/09                           1,403,029
  1,524,863      Kithaw, 0.23%, 11/3/09                           1,524,863
  1,921,126      Old LLC, 0.30%, 10/16/09                         1,921,126
  1,221,185      Old LLC, 0.32%, 10/15/09                         1,221,185
  1,524,462      Ranger, 0.24%, 12/11/09                          1,524,462
  1,448,649      TB LLC, 0.20%, 10/5/09                           1,448,649
    616,361      GE, 0.23%, 10/26/09                                616,361
  1,064,657      Santander U.S. Debt, 0.37%, 11/20/09             1,064,657
                                                               ------------
                                                               $ 29,934,824
---------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
  8,846,069      Deutsche Bank, 0.06%, 10/1/09                 $  8,846,069
  4,031,794      Barclays Capital Markets, 0.01%, 10/1/09         4,031,794
                                                               ------------
                                                               $ 12,877,863
---------------------------------------------------------------------------

Shares
                Money Market Mutual Funds:
  1,220,147     Dreyfus Preferred Money Market Fund     $  1,220,147
  1,525,184     Fidelity Prime Money Market Fund           1,525,184
                                                        ------------
                                                        $  2,745,331
                                                        ------------
                Total Securities Lending Collateral     $ 56,691,866
--------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                     Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    23

                                                    Value
        TOTAL TEMPORARY CASH INVESTMENTS
        (Cost $56,691,866)                          $ 56,691,866
----------------------------------------------------------------
        TOTAL INVESTMENT IN SECURITIES -- 118.2%
        (Cost $311,881,111) (a)                     $363,031,582
----------------------------------------------------------------
        OTHER ASSETS AND LIABILITIES -- (18.2)%     $(55,839,590)
----------------------------------------------------------------
        TOTAL NET ASSETS -- 100.0%                  $307,191,992
================================================================

(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(a) At September 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $316,816,732 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an
           excess of value over tax cost                                             $51,834,028
         Aggregate gross unrealized loss for all investments in which there is an
           excess of tax cost over value                                              (5,619,178)
                                                                                     -----------
         Net unrealized gain                                                         $46,214,850
                                                                                     ===========

(b)      At September 30, 2009, the following securities were out on loan:

      Shares     Security                             Value
      19,300     Alexion Pharmaceuticals, Inc. *      $ 859,622
      28,300     Alliance Data Systems Corp. *        1,728,564
      17,000     Alpha Natural Resources, Inc. *        596,700
     100,000     American Italian Pasta Co. *         2,718,000
       2,900     Ansys, Inc. *                          108,663
      35,000     AthenaHealth, Inc. *                 1,342,950
       9,800     Atheros Communications, Inc. *         259,994
     227,000     Cardiome Pharma Corp. *                982,910
         800     Cliffs Natural Resources, Inc. *        25,888
      61,400     Concur Technologies, Inc. *          2,441,264
      21,100     Copart, Inc. *                         700,731
       3,900     Corrections Corp. of America *          88,335
      68,200     CoStar Group, Inc. *                 2,811,204
      29,000     Darden Restaurants, Inc.               989,770
     155,375     Delta Air Lines, Inc. *              1,392,160
     100,900     Exterran Holdings, Inc. *            2,395,366
     110,300     Fuqi International, Inc. *           3,229,584
       2,000     Google, Inc. *                         991,700
      40,000     Guess?, Inc.                         1,481,600
       4,900     Gymboree Corp. *                       237,062
     147,800     Hologic, Inc. *                      2,415,052
      17,000     IHS, Inc. *                            869,210

The accompanying notes are an integral part of these financial statements.

24    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

      Shares     Security                                  Value
      17,600     Inverness Medical Innovations, Inc. *     $   681,648
      44,700     Jarden Corp.                                1,254,729
      34,500     Jones Lang LaSalle, Inc. *                  1,634,955
      22,500     MasterCard, Inc.                            4,548,375
     130,000     Melco PBL Entertainment (A.D.R.) *            904,800
      99,900     Mylan, Inc. *                               1,599,399
      48,000     Netease.com (A.D.R.) *                      2,192,640
      65,325     NRG Energy, Inc. *                          1,841,512
     251,000     Nuance Communications, Inc. *               3,754,960
      10,000     ON Semiconductor Corp. *                       82,500
      53,910     Psychiatric Solution, Inc. *                1,442,632
       6,700     Ross Stores, Inc.                             320,059
       4,400     Stericycle, Inc. *                            213,180
      24,000     Sybase, Inc. *                                933,600
       9,000     Thoratec Corp. *                              272,430
      77,500     Vertex Pharmaceuticals, Inc. *              2,937,250
       1,900     Vornado Realty Trust                          122,379
       9,000     W.W. Grainger, Inc.                           804,240
      16,000     WMS Industries, Inc. *                        712,960
     -----------------------------------------------------------------
                 Total                                     $54,920,577
     =================================================================

(c)   Securities lending collateral is managed by Credit Suisse AG, New York
Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended September 30, 2009 aggregated $315,999,457 and $335,243,817, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:


                               Level 1           Level 2            Level 3   Total
Common stocks                  $306,339,716      $        --        $ --      $306,339,716
Temporary cash investments               --       53,946,535          --        53,946,535
Money Market Mutual Funds         2,745,331               --          --         2,745,331
------------------------------------------------------------------------------------------
Total                          $309,085,047      $53,946,535        $ --      $363,031,582
==========================================================================================

The accompanying notes are an integral part of these financial statements.

                     Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    25

Statement of Assets and Liabilities | 9/30/09

ASSETS:
  Investment in securities (including securities loaned of
   $54,920,577) (cost $311,881,111)                           $363,031,582
  Cash                                                           1,430,158
  Receivables --
   Investment securities sold                                    6,703,261
   Fund shares sold                                                 27,002
   Dividends                                                       114,665
  Other                                                             30,960
--------------------------------------------------------------------------
     Total assets                                             $371,337,628
--------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                            $  7,197,346
   Fund shares repurchased                                         107,633
   Upon return of securities loaned                             56,691,866
  Due to affiliates                                                 80,081
  Accrued expenses                                                  68,710
--------------------------------------------------------------------------
     Total liabilities                                        $ 64,145,636
--------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                             $362,984,916
  Undistributed net investment income                                4,125
  Accumulated net realized loss on investments                (106,947,520)
  Net unrealized gain on investments                            51,150,471
--------------------------------------------------------------------------
     Total net assets                                         $307,191,992
==========================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $270,240,831/22,704,075 shares)           $      11.90
  Class B (based on $8,231,942/871,108 shares)                $       9.45
  Class C (based on $6,447,173/648,419 shares)                $       9.94
  Class Y (based on $22,272,046/1,832,370 shares)             $      12.15
MAXIMUM OFFERING PRICE:
  Class A ($11.90 [divided by] 94.25%)                        $      12.63
==========================================================================


The accompanying notes are an integral part of these financial statements.

26    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

Statement of Operations

For the Year Ended 9/30/09



INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $870)        $1,878,146
  Interest                                                     6,715
  Income from securities loaned, net                         417,276
------------------------------------------------------------------------------------------
     Total investment income                                                 $   2,302,137
------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
   Basic Fee                                               $1,595,544
   Performance Adjustment                                   (173,907)
  Transfer agent fees
   Class A                                                   551,852
   Class B                                                    78,020
   Class C                                                    32,710
   Class Y                                                       351
  Distribution fees
   Class A                                                   558,437
   Class B                                                    72,045
   Class C                                                    52,854
  Shareholder communications expense                         172,472
  Administrative reimbursements                              111,753
  Custodian fees                                              30,085
  Registration fees                                           46,982
  Professional fees                                           65,471
  Printing expense                                            50,438
  Fees and expenses of nonaffiliated trustees                  8,632
  Miscellaneous                                               27,240
------------------------------------------------------------------------------------------
     Total expenses                                                          $   3,280,979
     Less fees paid indirectly                                                      (2,221)
------------------------------------------------------------------------------------------
     Net expenses                                                            $   3,278,758
------------------------------------------------------------------------------------------
       Net investment loss                                                   $    (976,621)
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                           $ (82,880,874)
------------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                               $  85,917,031
------------------------------------------------------------------------------------------
  Net gain on investments                                                    $   3,036,157
------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                       $   2,059,536
==========================================================================================


The accompanying notes are an integral part of these financial statements.

                     Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    27

Statements of Changes in Net Assets

For the Years Ended 9/30/09 and 9/30/08, respectively

                                                           Year Ended         Year Ended
                                                           9/30/09            9/30/08
FROM OPERATIONS:
Net investment loss                                        $   (976,621)      $    (249,191)
Net realized loss on investments                            (82,880,874)        (15,029,586)
Change in net unrealized gain (loss) on investments          85,917,031        (134,823,818)
--------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       $  2,059,536       $(150,102,595)
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.00 and $0.80 per share, respectively)       $         --       $ (21,362,055)
   Class B ($0.00 and $0.80 per share, respectively)                 --          (1,053,999)
   Class C ($0.00 and $0.80 per share, respectively)                 --            (620,250)
   Class Y ($0.00 and $0.80 per share, respectively)                 --          (1,609,179)
--------------------------------------------------------------------------------------------
     Total distributions to shareowners                    $         --       $ (24,645,483)
--------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 14,179,337       $  17,908,756
Reinvestment of distributions                                        --          23,316,477
Cost of shares repurchased                                  (42,770,173)        (72,850,465)
--------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                          $(28,590,836)      $ (31,625,232)
--------------------------------------------------------------------------------------------
   Net decrease in net assets                              $(26,531,300)      $(206,373,310)
NET ASSETS:
Beginning of year                                           333,723,292         540,096,602
--------------------------------------------------------------------------------------------
End of year                                                $307,191,992       $ 333,723,292
--------------------------------------------------------------------------------------------
Undistributed net investment income                        $      4,125       $      55,540
--------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

28    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

                                     '09 Shares       '09 Amount          '08 Shares       '08 Amount
Class A
Shares sold                             930,898     $  8,760,184             741,731     $ 11,394,837
Reinvestment of distributions                --               --           1,269,119       20,191,659
Less shares repurchased              (3,662,380)     (33,492,285)         (3,900,559)     (59,049,100)
------------------------------------------------------------------------------------------------------
   Net decrease                      (2,731,482)    $(24,732,101)         (1,889,709)    $(27,462,604)
======================================================================================================
Class B
Shares sold                             261,293     $  1,987,906             180,964     $  2,269,529
Reinvestment of distributions                --               --              78,038        1,013,705
Less shares repurchased                (485,958)      (3,631,909)           (515,735)      (6,334,002)
------------------------------------------------------------------------------------------------------
   Net decrease                        (224,666)    $ (1,644,003)           (256,733)    $ (3,050,768)
======================================================================================================
Class C
Shares sold                             222,338     $  1,705,031             166,687     $  2,214,901
Reinvestment of distributions                --               --              42,833          582,111
Less shares repurchased                (295,729)      (2,169,951)           (257,873)      (3,274,968)
------------------------------------------------------------------------------------------------------
   Net decrease                         (73,391)    $   (464,920)            (48,353)    $   (477,956)
======================================================================================================
Class Y
Shares sold                             195,232     $  1,726,216             132,602     $  2,029,489
Reinvestment of distributions                --               --              95,028        1,529,002
Less shares repurchased                (317,087)      (3,476,028)           (270,759)      (4,192,395)
------------------------------------------------------------------------------------------------------
   Net decrease                        (121,855)    $ (1,749,812)            (43,129)    $   (633,904)
======================================================================================================


The accompanying notes are an integral part of these financial statements.

                     Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    29

Financial Highlights

                                                           Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                           9/30/09       9/30/08       9/30/07       9/30/06       9/30/05
Class A
Net asset value, beginning of period                        $  11.54      $  17.35      $  15.38      $  15.34     $  13.69
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                        $  (0.03)     $     --      $  (0.03)     $  (0.03)    $  (0.02)
 Net realized and unrealized gain (loss) on investments         0.39         (5.01)         3.02          0.63         1.67
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $   0.36      $  (5.01)     $   2.99      $   0.60     $   1.65
Distributions to shareowners:
 Net realized gain                                                --         (0.80)        (1.06)        (0.56)          --
Capital contribution                                              --            --          0.04            --           --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $   0.36      $  (5.81)     $   1.97      $   0.04     $   1.65
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  11.90      $  11.54      $  17.35      $  15.38     $  15.34
===========================================================================================================================
Total return*                                                   3.12%       (30.16)%       20.54%#        4.03%       12.05%
Ratio of net expenses to average net assets+                    1.25%         1.00%         0.89%         0.90%        0.90%
Ratio of net investment loss to average net assets+            (0.35)%       (0.02)%       (0.18)%       (0.21)%      (0.14)%
Portfolio turnover rate                                          124%          106%           48%           96%         115%
Net assets, end of period (in thousands)                    $270,241      $293,551      $474,138      $453,950     $503,683
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.25%         1.00%         0.88%         0.90%        0.90%
 Net investment loss                                           (0.35)%       (0.02)%       (0.17)%       (0.21)%      (0.14)%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
# Total return shown includes capital contribution by the Adviser. Without such contributions, the total return would have been reduced by 0.28%.

The accompanying notes are an integral part of these financial statements.

30  Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

                                                            Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                            9/30/09       9/30/08       9/30/07       9/30/06       9/30/05
Class B
Net asset value, beginning of period                         $  9.33      $  14.35       $ 13.04       $ 13.26      $ 11.99
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                         $ (0.17)     $  (0.18)      $ (0.21)      $ (0.24)     $ (0.20)
 Net realized and unrealized gain (loss) on investments         0.29         (4.04)         2.55          0.58         1.47
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  0.12      $  (4.22)      $  2.34       $  0.34      $  1.27
Distributions to shareowners:
 Net realized gain                                                --         (0.80)        (1.06)        (0.56)          --
Capital contribution                                              --            --          0.03            --           --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  0.12      $  (5.02)      $  1.31       $ (0.22)     $  1.27
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  9.45      $   9.33       $ 14.35       $ 13.04      $ 13.26
===========================================================================================================================
Total return*                                                   1.29%       (31.00)%       19.07%#        2.66%       10.59%
Ratio of net expenses to average net assets+                    2.97%         2.23%         2.16%         2.25%        2.16%
Ratio of net investment loss to average net assets+            (2.07)%       (1.25)%       (1.46)%       (1.57)%      (1.41)%
Portfolio turnover rate                                          124%          106%           48%           96%         115%
Net assets, end of period (in thousands)                     $ 8,232      $ 10,219       $19,404       $19,972      $26,132
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.97%         2.21%         2.12%         2.25%        2.15%
 Net investment loss                                           (2.07)%       (1.23)%       (1.42)%       (1.57)%      (1.40)%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
# Total return shown includes capital contribution by the Adviser. Without such contributions, the total return would have been reduced by 0.25%.

The accompanying notes are an integral part of these financial statements.

                       Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09  31

                                                            Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                            9/30/09       9/30/08       9/30/07       9/30/06       9/30/05
Class C
Net asset value, beginning of period                         $  9.77      $  14.97       $ 13.54       $ 13.72      $ 12.39
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                         $ (0.14)     $  (0.15)      $ (0.19)      $ (0.19)     $ (0.18)
 Net realized and unrealized gain (loss) on investments         0.31         (4.25)         2.65          0.57         1.51
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  0.17      $  (4.40)      $  2.46       $  0.38      $  1.33
Distributions to shareowners:
 Net realized gain                                                --         (0.80)       ( 1.06)        (0.56)          --
Capital contribution                                              --            --          0.03            --           --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  0.17      $  (5.20)      $  1.43       $ (0.18)     $  1.33
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  9.94      $   9.77       $ 14.97       $ 13.54      $ 13.72
===========================================================================================================================
Total return*                                                   1.74%       (30.92)%       19.26%#        2.87%       10.73%
Ratio of net expenses to average net assets+                    2.60%         2.08%         1.99%         2.07%        2.05%
Ratio of net investment loss to average net assets+            (1.69)%       (1.10)%       (1.28)%       (1.38)%      (1.29)%
Portfolio turnover rate                                          124%          106%           48%           96%         115%
Net assets, end of period (in thousands)                     $ 6,447      $  7,050       $11,527       $10,858      $11,532
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.60%         2.07%         1.97%         2.07%        2.04%
 Net investment loss                                           (1.69)%       (1.09)%       (1.26)%       (1.38)%      (1.28)%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
# Total return shown includes capital contribution by the Adviser. Without such contributions, the total return would have been reduced by 0.24%.

The accompanying notes are an integral part of these financial statements.

32  Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

                                                            Year Ended    Year Ended    Year Ended     Year Ended   2/1/05 (a)
                                                            9/30/09       9/30/08       9/30/07        9/30/06      to 9/30/05
Class Y
Net asset value, beginning of period                         $ 11.72      $  17.54       $ 15.48       $ 15.37      $ 14.72
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.02      $   0.06       $  0.04       $  0.03      $  0.01
 Net realized and unrealized gain (loss) on investments         0.41         (5.08)         3.04          0.64         0.64
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  0.43      $  (5.02)      $  3.08       $  0.67      $  0.65
Distributions to shareowners:
 Net realized gain                                                --         (0.80)        (1.06)        (0.56)          --
Capital contribution                                              --            --          0.04            --           --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  0.43      $  (5.82)      $  2.06       $  0.11      $  0.65
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 12.15      $  11.72       $ 17.54       $ 15.48      $ 15.37
=============================================================================================================================
Total return*                                                   3.67%       (29.88)%       21.01%#        4.50%        4.42%(b)
Ratio of net expenses to average net assets+                    0.70%         0.58%         0.49%         0.48%        0.51%**
Ratio of net investment income to average net assets+           0.20%         0.40%         0.23%         0.23%        0.28%**
Portfolio turnover rate                                          124%          106%           48%           96%         115%(b)
Net assets, end of period (in thousands)                     $22,272      $ 22,904       $35,027       $29,569      $ 5,143
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.70%         0.58%         0.49%         0.48%        0.51%**
 Net investment income                                          0.20%         0.40%         0.23%         0.23%        0.28%**
=============================================================================================================================

(a)  Class Y shares were first publicly offered on February 1, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(b)  Not annualized.
# Total return shown includes capital contribution by the Adviser. Without such contributions, the total return would have been reduced by 0.28%.

The accompanying notes are an integral part of these financial statements.

                       Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09  33

Notes to Financial Statements | 9/30/09

1.   Organization and Significant Accounting Policies

Pioneer Mid Cap Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital growth by investing in a diversified portfolio consisting primarily of common stocks.

The Fund offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.


34    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

     Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

     The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At September 30, 2009, there were no securities that were valued using fair value methods. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.


                     Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    35

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in-capital, depending on the type of book/tax differences that may exist.

     At September 30, 2009, the Fund has reclassified $938,692 to decrease paid-in capital, $925,206 to decrease accumulated net investment loss and $13,486 to decrease accumulated net realized loss on investments to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     At September 30, 2009, the Fund had a net capital loss carryforward of $35,626,726, which will expire in 2017 if not utilized.

     The Fund has elected to defer $66,381,048 of capital losses recognized between November 1, 2008 and September 30, 2009 to its fiscal year ending September 30, 2010.

     The tax character of distributions paid during the years ended September 30, 2009 and September 30, 2008 was as follows:


                                      2009             2008
     Distributions paid from:
     Ordinary income                  $ --      $ 4,831,172
     Long-term capital gain           $ --       19,814,311
     ------------------------------------------------------
       Total                          $ --      $24,645,483
     ======================================================

     The following shows the components of distributable earnings on a federal income tax basis at September 30, 2009:

                                                       2009
     Distributable earnings:
     Capital loss carryforward                $ (35,626,726)
     Post-October loss deferred                 (66,381,048)
     Unrealized appreciation                     46,214,850
     ------------------------------------------------------
       Total                                  $ (55,792,924)
     ======================================================

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on partnerships.


36    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $16,798 in underwriting commissions on the sale of Class A shares for the year ended September 30, 2009.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to


                     Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    37
     return the cash collateral to the borrower and could suffer a loss if the fair value of the collateral, as invested, has declined.

F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc.
     (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated at the annual rate of 0.625% of the Fund's average daily net assets. The basic fee can increase or decrease by a maximum of 0.20% based on the investment performance of the Fund's Class A shares as compared to the Russell Midcap Growth Index. The performance comparison is made for a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of up to 0.20%. For the year ended September 30, 2009, the aggregate performance adjustment resulted in a reduction to the basic fee of $173,907. For the year ended September 30, 2009, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.56% of average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are $8,008 in management fees, administrative costs and certain other reimbursements payable to PIM at September 30, 2009.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended September 30, 2009, such out-of-pocket expenses by class of shares were as follows:


38    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                 $141,489
Class B                                                                   14,477
Class C                                                                   15,217
Class Y                                                                    1,289
--------------------------------------------------------------------------------
  Total                                                                 $172,472
--------------------------------------------------------------------------------

     Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are $69,814 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at September 30, 2009.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,259 in distribution fees payable to PFD at September 30, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended September 30, 2009, CDSCs in the amount of $17,455 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended September 30, 2009, the Fund's expenses were reduced by $2,221 under such arrangements.


                     Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    39

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended September 30, 2009, the Fund had no borrowings under this agreement.

7. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through November 23, 2009, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


40    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of
Pioneer Mid Cap Growth Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Mid Cap Growth Fund (the "Fund"), including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Mid Cap Growth Fund at September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young LLP

Boston, Massachusetts
November 23, 2009

                     Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    41

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a Trustee of each of the 62 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a Trustee of 47 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


42    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

Interested Trustees

--------------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
--------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Chairman of the Board,   Trustee since 1982.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                                                              Other Directorships
Name and Age                Principal Occupation During Past Five Years                       Held by this Trustee
------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Deputy Chairman and a director of Pioneer Global Asset Manage-    None
                            ment S.p.A. ("PGAM"); Non-Executive Chairman and a director of
                            Pioneer Investment Management USA Inc. ("PIM-USA"); Chair-
                            man and a Director of Pioneer; Chairman and director of Pioneer
                            Institutional Asset Management, Inc. (since 2006); Director of
                            Pioneer Alternative Investment Management Limited (Dublin);
                            President and a director of Pioneer Alternative Investment Man-
                            agement (Bermuda) Limited and affiliated funds; Director of
                            PIOGLOBAL Real Estate Investment Fund (Russia) (until June
                            2006); Director of Nano-C, Inc. (since 2003); Director of Cole
                            Management Inc. (since 2004); Director of Fiduciary Counseling,
                            Inc.; President and Director of Pioneer Funds Distributor, Inc.
                            ("PFD") (until May 2006); President of all of the Pioneer Funds;
                            and Of Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Director, CEO and President of Pioneer Investment Management      None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007); Direc-
                            tor of Pioneer Global Asset Management S.p.A. (since April
                            2007); Head of New Markets Division, Pioneer Global Asset Man-
                            agement S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

                       Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09  43

Independent Trustees

--------------------------------------------------------------------------------
                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
--------------------------------------------------------------------------------
David R. Bock (65)   Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
--------------------------------------------------------------------------------
Mary K. Bush (61)    Trustee          Trustee since 1997.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                          Other Directorships
Name and Age         Principal Occupation During Past Five Years                          Held by this Trustee
----------------------------------------------------------------------------------------------------------------------
David R. Bock (65)   Managing Partner, Federal City Capital Advisors (boutique mer-       Director of Enterprise Com-
                     chant bank) (1997 to 2004 and 2008 - present); and Executive         munity Investment, Inc.
                     Vice President and Chief Financial Officer, I-trax, Inc. (publicly   (privately-held affordable
                     traded health care services company) (2004 - 2007)                   housing finance company);
                                                                                          Director of New York Mort-
                                                                                          gage Trust (publicly traded
                                                                                          mortgage REIT); and Direc-
                                                                                          tor of Oxford Analytica, Inc.
                                                                                          (privately-held research and
                                                                                          consulting company)
----------------------------------------------------------------------------------------------------------------------
Mary K. Bush (61)    President, Bush International, LLC (international financial advi-    Director of Marriott Inter-
                     sory firm)                                                           national, Inc.; Director of
                                                                                          Discover Financial Services
                                                                                          (credit card issuer and elec-
                                                                                          tronic payment services);
                                                                                          Director of Briggs & Stratton
                                                                                          Co. (engine manufacturer);
                                                                                          Director of UAL Corporation
                                                                                          (airline holding company);
                                                                                          Director of Mantech Interna-
                                                                                          tional Corporation (national
                                                                                          security, defense, and intel-
                                                                                          ligence technology firm);
                                                                                          and Member, Board of Gov-
                                                                                          ernors, Investment Company
                                                                                          Institute
----------------------------------------------------------------------------------------------------------------------

44  Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

--------------------------------------------------------------------------------
                            Position Held    Length of Service
Name and Age                with the Fund    and Term of Office
--------------------------------------------------------------------------------
Benjamin M. Friedman (65)   Trustee          Trustee since 2008.
                                             Serves until a successor
                                             trustee is elected or earlier
                                             retirement or removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (62)   Trustee          Trustee since 1990.
                                             Serves until a successor
                                             trustee is elected or earlier
                                             retirement or removal.
--------------------------------------------------------------------------------
Thomas J. Perna (58)        Trustee          Trustee since 2006.
                                             Serves until a successor
                                             trustee is elected or earlier
                                             retirement or removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (61)    Trustee          Trustee since 1982.
                                             Serves until a successor
                                             trustee is elected or earlier
                                             retirement or removal.
--------------------------------------------------------------------------------
Stephen K. West (81)        Trustee          Trustee since 1993.
                                             Serves until a successor
                                             trustee is elected or earlier
                                             retirement or removal.
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                Principal Occupation During Past Five Years                          Held by this Trustee
---------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (65)   Professor, Harvard University                                        Trustee, Mellon Institutional
                                                                                                 Funds Investment Trust and
                                                                                                 Mellon Institutional Funds
                                                                                                 Master Portfolio (oversees
                                                                                                 17 portfolios in fund
                                                                                                 complex)
---------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (62)   Founding Director, Vice-President and Corporate Secretary, The       None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
---------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Chief Executive Officer, Quadriserv, Inc. (technology products for   None
                            securities lending industry) (2008 - present); Private investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of
                            New York (financial and securities services) (1986 - 2004)
---------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (61)    President and Chief Executive Officer, Newbury, Piret & Company,     Director of New America
                            Inc. (investment banking firm)                                       High Income Fund, Inc.
                                                                                                 (closed-end investment
                                                                                                 company)
---------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (81)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                   Director, The Swiss Helvetia
                                                                                                 Fund, Inc. (closed-end
                                                                                                 investment company)
---------------------------------------------------------------------------------------------------------------------------------

                       Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09  45

Fund Officers

--------------------------------------------------------------------------------
                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
--------------------------------------------------------------------------------
Dorothy E. Bourassa (61)     Secretary             Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Christopher J. Kelley (44)   Assistant Secretary   Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Mark E. Bradley (49)         Treasurer             Since 2008. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Treasurer   Since 2000. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Gary Sullivan (51)           Assistant Treasurer   Since 2002. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation During Past Five Years                         Held by this Officer
----------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (61)     Secretary of PIM-USA; Senior Vice President - Legal of Pioneer;     None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                             2002 to December 2007
----------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (49)         Vice President - Fund Accounting, Administration and Controller-    None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services,
                             from 2002 to 2003
----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Vice President - Fund Accounting, Administration and      None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------
Gary Sullivan (51)           Fund Accounting Manager - Fund Accounting, Administration and       None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------

46  Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

--------------------------------------------------------------------------------
                         Position Held              Length of Service
Name and Age             with the Fund              and Term of Office
--------------------------------------------------------------------------------
David F. Johnson (29)    Assistant Treasurer        Since 2009. Serves
                                                    at the discretion of
                                                    the Board
--------------------------------------------------------------------------------
Teri W. Anderholm (50)   Chief Compliance Officer   Since 2007. Serves
                                                    at the discretion of
                                                    the Board
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships
Name and Age             Principal Occupation During Past Five Years                        Held by this Officer
----------------------------------------------------------------------------------------------------------------------
David F. Johnson (29)    Fund Administration Manager - Fund Accounting, Administration      None
                         and Controllership Services since November 2008 and Assistant
                         Treasurer of all of the Pioneer Funds since January 2009; Client
                         Service Manager - Institutional Investor Services at State Street
                         Bank from March 2003 to March 2007
----------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (50)   Chief Compliance Officer of Pioneer since December 2006 and of     None
                         all the Pioneer Funds since January 2007; Vice President and
                         Compliance Officer, MFS Investment Management (August 2005
                         to December 2006); Consultant, Fidelity Investments (February
                         2005 to July 2005); Independent Consultant (July 1997 to
                         February 2005)
----------------------------------------------------------------------------------------------------------------------


                       Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09  47
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48    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09
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                     Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    49

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50    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

                           This page for your notes.

                     Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09    51

                           This page for your notes.

52    Pioneer Mid Cap Growth Fund | Annual Report | 9/30/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com


This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings of its Form N-1A, totaled approximately $33,600 in 2009 and approximately $33,300 in 2008.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended September
30, 2009 and 2008.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2009 and $8,290 in 2008.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

All Other Fees
There were no fees for other services provided to the Fund during the fiscal years ended September 30, 2009 and 2008.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended September 30, 2009 and 2008, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately
$8,290 in 2009 and $8,290 in 2008.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 27, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 27, 2009

* Print the name and title of each signing officer under his or her signature.